Subsequent Events - Additional Information (Details) - USD ($) shares in Thousands				12 Months Ended
	Apr. 01, 2019	Oct. 31, 2018	Mar. 28, 2016	Dec. 31, 2018	Dec. 31, 2012	Jan. 01, 2019	Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawdowns From The Credit Facility				$ 17,500,000
Loans to Joint Venture				12,609,000			$ 11,479,000
Ownership interest in joint venture		62.50%	50.00%
Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares newly issued							15,000
Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawdowns From The Credit Facility				$ 205,000,000
Events after reporting period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional borrowings obtained from drawdown of line of credit facility						$ 37,500,000
Cash consideration	$ 160,000,000
Events after reporting period | Lithium Americas Holding
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture	50.00%
Events after reporting period | Bottom of Range | Cauchari-Olaroz
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture	37.50%
Events after reporting period | Top of Range | Cauchari-Olaroz
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture	50.00%
Events after reporting period | Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares newly issued	141,017
Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Rights granted to acquire equity interest in joint venture, percentage					8.50%
Minera Exar S.A. | Events after reporting period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loans to Joint Venture						$ 37,500,000
Minera Exar S.A. | Events after reporting period | JEMSE Arrangement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Rights granted to acquire equity interest in joint venture, percentage	8.50%